SVP Bond Fund
SVP Bond Fund
Investment Objective
The Fund seeks high current income while seeking to control risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SVP Bond Fund SVP Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SVP Bond Fund SVP Bond Fund
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.68%
[1]	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund through its investments in one or more underlying funds, including money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund's most recent annual report.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
SVP Bond Fund | SVP Bond Fund | USD ($)	69	218	379	847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests mainly in investment grade bonds. The Fund normally invests exclusively in fixed-income securities, which may from time to time include related derivatives. At least 80% of the Fund’s assets will normally be invested in the following types of bonds and related derivatives:

1.              Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization;

2.              Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and dollar roll transactions;

3.              Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and

4.              Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities.

The Fund will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.” These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality. Up to 25% of the Fund’s assets may be invested in securities within a single industry.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may make unlimited investments in U.S. government mortgage-backed securities (“MBS”) issued and/or guaranteed by the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) and by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”). While the original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed. Prepayments are passed through to the mortgage-backed security holder along with regularly scheduled minimum repayments of principal and payments of interest.

The Fund may purchase or sell agency MBS on a “to be announced” or “TBA” basis, where the Fund buys or sells agency MBS on a forward commitment basis. In a TBA securities transaction, the seller of the agency MBS agrees on a sale price, but does not specify which particular securities will be delivered to the buyer on settlement day. Instead, only a few basic characteristics of the securities are agreed upon, such as the coupon rate and the face value.

The Fund may attempt to hedge various risks, such as interest rate risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market, if the fundamentals of the company are deteriorating, or for duration management purposes. The Fund may also sell a security to meet redemptions.

Principal Investment Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of the principal risks of investing in the Fund:

•                  Derivatives Risk. Derivative investments involve counterparty risk (the risk that the counterparty of the derivative transaction or clearing member used by the Fund to hold a cleared derivatives contract will be unable or unwilling to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.

•                  General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. Fixed-income securities may be difficult to purchase and sell in adverse market conditions. Bonds with longer durations are generally more sensitive to interest rate changes than those with shorter durations. As of the date of this Prospectus, interest rates in the United States are near historic lows. If interest rates rise quickly, it may have a pronounced negative effect on the prices on the bonds held by the Fund.

•                  Government Securities Risk. U.S. government securities are subject to low, but varying degrees, of credit risk, and are also subject to risks applicable to other fixed-income securities, such as market, liquidity and interest rate risks. The ability of government-sponsored entities to repay principal and to make interest payments on the securities in which the Fund invests may be impacted by changes in legislative or regulatory action, or general business and economic conditions. Certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government.

•                  High Portfolio Turnover Risk. An active trading approach increases the Fund’s costs and may reduce the Fund’s performance. It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.

•                  Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

•                  Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in “pools” of mortgages and are subject to certain additional risks. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

•                  To-Be-Announced (“TBA”) Securities Risk. In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date. TBA securities include when-issued and delayed delivery securities and forward commitments. TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with the Barclays US Aggregate Bond Index. The bar chart shows changes in the Fund’s performance for each calendar year over a ten-year period. Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. For a description of the Barclays US Aggregate Bond Index, please see “Index Descriptions” on page 41 of this Prospectus.

Annual Total Return (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 5.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -2.78% (quarter ended June 30, 2013).

Average Annual Total Return (%) For the periods ended December 31, 2015
Average Annual Returns - SVP Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SVP Bond Fund	(1.29%)	3.14%	4.79%
Barclays US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%